GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSES
Consulting and professional services	$ 660,117	$ 424,891		$ 606,738
Marketing	73,277	72,942		814,873
Rent expense	250,994	144,423		457,735
Repairs and maintenance	11,144	103,152		120,023
Salaries, wages, bonuses and other benefits	4,197,397	3,031,485		3,538,114
Travel	13,356	13,356		447,383
Utilities	142,019	112,027		85,319
Other	1,151,991	1,314,430		499,834
Development charges	456,180	378,010		360,933
Stock-based compensation	293,837	394,717		171,768
Provision for doubtful debts	39,108	(161,788)
Total general and administrative expenses	$ 7,211,204	$ 6,151,221	[1]	$ 7,102,720	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination